Restructuring and Other Exit Activities	12 Months Ended
Dec. 31, 2011
Restructuring and Related Activities [Abstract]
Restructuring and Related Activities Disclosure
Restructuring and Other Exit Activities
During 2008 and 2009, the Company closed the Tulsa, Oklahoma facility and curtailed operations at the Bellwood, Virginia facility to focus solely on drive shaft and seamless tube products. These restructuring efforts were substantially completed by the end of 2009. Restructuring costs and other charges were $5.4 in 2009 primarily related to employee termination costs. The Company recorded an immaterial amount of restructuring benefits in 2010 primarily related to $1.0 of revisions of estimated employee termination costs, offset by an additional restructuring charge of $0.7 relating to the impairment of certain Construction in Progress assets. Restructuring benefits in 2011 were $0.3 primarily reflecting revisions of estimated employee termination costs.
All restructuring costs and other charges in connection with above-referenced restructuring plans were incurred and recorded in the Company's Fabricated Products segment.
The following table summarizes the activity relating to cash obligations arising from the Company's restructuring plans:

Employee Termination and Other Personnel Costs
Restructuring obligations at December 31, 2008	$4.5
Cash restructuring costs and other charges incurred in 2009	3.3
Cash payments in 2009	(5.5)
Restructuring obligations at December 31, 2009	2.3
Cash restructuring costs and other benefits incurred in 2010	(1.0)
Cash payments in 2010	(0.9)
Restructuring obligations at December 31, 2010	0.4
Cash restructuring costs and other benefits incurred in 2011	(0.2)
Cash payments in 2011	(0.2)
Restructuring obligations at December 31, 2011	$—

In addition to the restructuring activities above, the Company sold its manufacturing facility located in Greenwood, South Carolina for cash consideration of $4.8 in July 2010. The Greenwood, South Carolina facility produced forged aluminum products, which no longer fit within the Company's strategic portfolio of product offerings. In connection with the sale, the Company recorded a $1.9 impairment charge to reduce the carrying value of the assets classified as held-for-sale to their estimated fair value, less costs to sell. Such impairment loss was included in Other operating charges (benefit) in the Statements of Consolidated Income and was included as part of the Fabricated Products segment results.